Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Timing Practices
As discussed above, the compensation committee has developed a standard practice regarding the timing of grants of annual equity awards to our executive officers that aligns, is consistent with our annual compensation cycle based upon performance and year-end review and, occasionally, following a significant change in job responsibilities or to meet other special retention objectives. In addition, equity grants are made upon the commencement of employment. In all cases, the timing of grants of equity awards, is intended to occur independently of the release of any material nonpublic information, and we do not otherwise time the grant of equity awards to take advantage of the release of material non-public information or time the disclosure of material nonpublic information for the purpose of affecting the value of equity-based compensation. During 2024, we did not grant stock option awards to any named executive officers.

Award Timing Method	As discussed above, the compensation committee has developed a standard practice regarding the timing of grants of annual equity awards to our executive officers that aligns, is consistent with our annual compensation cycle based upon performance and year-end review and, occasionally, following a significant change in job responsibilities or to meet other special retention objectives. In addition, equity grants are made upon the commencement of employment.
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	In all cases, the timing of grants of equity awards, is intended to occur independently of the release of any material nonpublic information, and we do not otherwise time the grant of equity awards to take advantage of the release of material non-public information or time the disclosure of material nonpublic information for the purpose of affecting the value of equity-based compensation.
MNPI Disclosure Timed for Compensation Value	false